INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2024	2023

At fair value
Other investments	30	41
	30	41

At amortized cost
Security deposits and cash collateral	117	103
Bank deposits	2	3
Other investments	273	339
	392	445

Total investments and derivatives	422	486
Non-current	65	53
Current	357	433

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2024	2023

At fair value
Derivatives not designated as hedges	—	1
	—	1

At amortized cost
Borrowing, of which	3,348	3,708
i) Principal amount outstanding	3,265	3,560
ii) Other Borrowings	83	148
Interest accrued	57	83
Discounts, unamortized fees	(12)	(6)
Bank loans and bonds	3,393	3,785

Lease liabilities	1,030	977
Other financial liabilities	271	393
	4,694	5,155

Total debt and derivatives	4,694	5,156
Non-current	3,028	3,464
Current	1,666	1,692

Schedule of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing bank loans, bonds and long term payables classified as borrowings at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2024	2023

VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	—	692
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	—	363
VEON Holdings B.V.*	Notes	None	USD	4.00%	2025	472	556
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	77	102
VEON Holdings B.V.	Notes	None	RUB	6.50%	2025	—	37
VEON Holdings B.V.	Notes	None	RUB	8.13%	2026	—	15
VEON Holdings B.V.**	Notes	None	USD	3.38%	2027	1,014	1,093
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	4.00%	2025	24	—
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	RUB	6.30%	2025	12	—
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	3.38%	2027	69	—
PMCL	Short-term Loan	None	PKR	3M KIBOR - 3.00%	Feb-Mar 2025	108	—
PMCL	Short-term Loan	None	PKR	6M KIBOR - 3.00%	May-Jun 2025	194	—
PMCL	Notes	None	PKR	3M KIBOR - 0.10%	Apr 2025	54	—
PMCL	Loan	None	PKR	6M KIBOR +0.55%	2026	87	128
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	47	53
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	180	178
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2032	143	142
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2034	232	—
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2034	54	—
PMCL	Other	None	PKR			25	—
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	53	81
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	56	46
Banglalink	Other	None				105	—
KaR-Tel	Loan	None	KZT	17.25% - 18.50%	2026	26	22
KaR-Tel	Loan	None	KZT	15.50% - 16.50%	2029	40	—
KaR-Tel	Other	None				61	—
Unitel LLC	Loan	None	UZS	20.00% to 22.00%	2027	29	12
Unitel LLC	Loan	None	UZS	25.80%	2026	15	—
Unitel LLC	Other					77	—

	Other bank loans and borrowings					94	187

	Total bank loans and bonds ***					3,348	3,707
*As of the date of this Annual Report on Form 20-F, such notes have been repaid.
** As a result of the consent solicitation in January 2025, which went into effect on April 8, 2025, the current issuer of the these notes is VEON MidCo B.V.
***Such total does not reflect the US$210 term loan signed in March 2025. The borrower under the loan is VEON MidCo. Following the demerger of VEON Holdings and after the June 2024 maturities, the obligor under outstanding group debt obligations will be VEON MidCo. B.V. given the listing of our Ukrainian operations is contemplated to be at parent entity of VEON Holdings B.V.

Schedule of reconciliation of cash flows from financing activities
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2023	6,764	806	7,570

Cash flows
Proceeds from borrowings, net of fees paid	194	—	194
Repayment of debt	(964)	(147)	(1,111)
Interest paid	(370)	(119)	(489)

Non-cash movements
Interest and fee accruals	355	112	467
Lease additions, disposals, impairment and modifications	171	430	601
Foreign currency translation	(276)	(77)	(353)
Reclassification related to bank loans and bonds *	(2,064)	—	(2,064)
Other non-cash movements	(25)	(28)	(53)

Balance as of December 31, 2023	3,785	977	4,762

Cash flows
Proceeds from borrowings, net of fees paid	955	—	955
Repayment of debt	(1,333)	(150)	(1,483)
Interest paid	(314)	(117)	(431)

Non-cash and other non financing movements
Interest and fee accruals	346	119	465
Lease additions, disposals, impairment and modifications	—	295	295
Held for sale - Note 11	(3)	—	(3)
Foreign currency translation	(32)	(68)	(100)
Reclassification related to bank loans and bonds *	4	—	4
Other non-cash/ other non financing movements	(15)	(26)	(41)

Balance as of December 31, 2024	3,393	1,030	4,423
*This primarily relates to the purchase of VEON group debt, refer to discussion below.

Schedule of hedge accounting with derivatives as hedging items
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2023	(8,808)
Transfer from OCI to income statement on disposal of subsidiary	3,384
Reclassification of net investment hedge	30
Other comprehensive (loss)	(596)
As of December 31, 2023	(5,990)
Transfer from OCI to income statement on disposal of subsidiary	(36)
Other comprehensive (loss)	(147)
As of December 31, 2024	(6,173)